Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	December 31	December 31
Falling due within the year	2017	2016
Trade [1]	$10,268	$1,260
Total	$10,268	$1,260

Non-current liabilities
Trade [1]	$6,650	$-
Total	$6,650	$-
  Notes:
1.	Legal fees